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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 -------------------------------
   Address:      630 Dundee Road, Suite 230
                 -------------------------------
                 Northbrook, IL 60062
                 -------------------------------

Form 13F File Number: 028-11692
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

       s/ Lawrence A. Oberman           Northbrook, IL       2/12/10.
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         33
                                        --------------------

Form 13F Information Table Value Total:       160,994
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

       COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8

                                TITLE OF               VALUE     SHRS OR SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER               CLASS        CUSIP   (x$1000)   PRN AMT PRN CALL DISCRETION  MANAGERS    SOLE   SHARED NONE
    --------------               -----        -----   --------   ------- --- ---- ----------  --------    ----   ------ ----
ACCELRYS INC                      COM       00430U103    4,549   793,867  SH          SOLE               793,867   0     0
ACCELRYS INC                      COM       00430U103      112    19,525  SH         OTHER                19,525   0     0
AMBASSADORS GROUP INC             COM       023177108    9,440   711,898  SH          SOLE               711,898   0     0
AMBASSADORS GROUP INC             COM       023177108      289    21,832  SH         OTHER                21,832   0     0
ANGIODYNAMICS INC                 COM       03475V101    1,284    80,000  SH          SOLE                80,000   0     0
ANGIODYNAMICS INC                 COM       03475V101       35     2,200  SH         OTHER                 2,200   0     0
BALCHEM CORP                      COM       057665200   17,269   515,323  SH          SOLE               515,323   0     0
BALCHEM CORP                      COM       057665200      457    13,650  SH         OTHER                13,650   0     0
BLACKBAUD INC                     COM       09227Q100    2,339    99,002  SH          SOLE                99,002   0     0
BLACKBAUD INC                     COM       09227Q100       79     3,346  SH         OTHER                 3,346   0     0
DIVX INC                          COM       255413106    1,972   349,603  SH          SOLE               349,603   0     0
DIVX INC                          COM       255413106       67    11,857  SH         OTHER                11,857   0     0
DYNAMEX INC                       COM       26784F103    6,608   365,095  SH          SOLE               365,095   0     0
LIQUIDITY SERVICES INC            COM       53635B107   15,861 1,575,090  SH          SOLE             1,575,090   0     0
LIQUIDITY SERVICES INC            COM       53635B107      394    39,158  SH         OTHER                39,158   0     0
NVE CORP                        COM NEW     629445206   18,375   445,137  SH          SOLE               445,137   0     0
NVE CORP                        COM NEW     629445206      574    13,900  SH         OTHER                13,900   0     0
PURECYCLE CORP                  COM NEW     746228303    5,353 1,878,139  SH          SOLE             1,878,139   0     0
PURECYCLE CORP                  COM NEW     746228303      131    45,805  SH         OTHER                45,805   0     0
REPLIGEN CORP                     COM       759916109    1,492   362,992  SH          SOLE               362,992   0     0
REPLIGEN CORP                     COM       759916109       36     8,768  SH         OTHER                 8,768   0     0
SCIENTIFIC LEARNING CORP          COM       808760102   25,971 5,132,555  SH          SOLE             5,132,555   0     0
SCIENTIFIC LEARNING CORP          COM       808760102      235    46,355  SH         OTHER                46,355   0     0
SURMODICS INC                     COM       868873100   13,394   591,099  SH          SOLE               591,099   0     0
SURMODICS INC                     COM       868873100      497    21,933  SH         OTHER                21,933   0     0
TECHNE CORP                       COM       878377100    1,473    21,479  SH          SOLE                21,479   0     0
TECHNE CORP                       COM       878377100       34       500  SH         OTHER                   500   0     0
UNIVERSAL TECHNICAL INST INC      COM       913915104   12,878   637,546  SH          SOLE               637,546   0     0
UNIVERSAL TECHNICAL INST INC      COM       913915104      444    21,982  SH         OTHER                21,982   0     0
WEBSENSE INC                      COM       947684106   17,630 1,009,714  SH          SOLE             1,009,714   0     0
WEBSENSE INC                      COM       947684106      567    32,500  SH         OTHER                32,500   0     0
X-RITE INC                        COM       983857103    1,139   522,457  SH          SOLE               522,457   0     0
X-RITE INC                        COM       983857103       16     7,500  SH         OTHER                 7,500   0     0